Nuveen High Yield Income Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 95.4%
	CORPORATE BONDS – 73.4%
	Aerospace & Defense – 0.7%
$2,250	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB-	$2,491,875
1,750	TransDigm Inc, 144A	6.250%	3/15/26	Ba3	1,863,750
4,000	Total Aerospace & Defense				4,355,625
	Air Freight & Logistics – 0.2%
950	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	979,688
	Airlines – 1.1%
2,125	Delta Air Lines Inc / SkyMiles IP Ltd, 144A	4.750%	10/20/28	Baa1	2,318,605
3,840	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 144A	6.500%	6/20/27	Baa3	4,128,000
5,965	Total Airlines				6,446,605
	Auto Components – 3.1%
4,000	Adient Global Holdings Ltd, 144A, (3)	4.875%	8/15/26	B	4,110,000
1,800	Allison Transmission Inc, 144A	5.875%	6/01/29	BB	1,993,500
2,250	American Axle & Manufacturing Inc	6.250%	3/15/26	B2	2,328,750
2,650	Clarios Global LP / Clarios US Finance Co, 144A, (3)	6.250%	5/15/26	B1	2,842,125
2,700	Goodyear Tire & Rubber Co	9.500%	5/31/25	BB-	3,051,810
3,000	IHO Verwaltungs GmbH, 144A, (cash 6.000%, PIK 6.750%)	6.000%	5/15/27	BB+	3,180,000
775	Meritor Inc, 144A	4.500%	12/15/28	BB-	794,375
17,175	Total Auto Components				18,300,560
	Automobiles – 3.9%
4,600	Ford Motor Co	4.750%	1/15/43	BB+	4,692,000
1,800	Ford Motor Co	5.291%	12/08/46	BB+	1,881,000
1,800	Ford Motor Credit Co LLC	4.125%	8/17/27	BB+	1,885,500
5,500	Ford Motor Credit Co LLC	5.113%	5/03/29	BB+	6,125,350
1,800	Ford Motor Credit Co LLC	4.000%	11/13/30	BB+	1,893,474
3,845	General Motors Financial Co Inc	5.700%	3/30/69	BB+	4,239,112
1,750	PM General Purchaser LLC, 144A	9.500%	10/01/28	B+	1,938,125
21,095	Total Automobiles				22,654,561
	Building Products – 1.1%
1,400	Builders FirstSource Inc, 144A	5.000%	3/01/30	B+	1,505,000
2,700	Hillman Group Inc, 144A	6.375%	7/15/22	CCC	2,679,750
1,325	LBM Acquisition LLC, 144A	6.250%	1/15/29	CCC+	1,378,437
      0

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Building Products (continued)
$880	Standard Industries Inc/NJ, 144A	4.375%	7/15/30	BBB-	$941,363
6,305	Total Building Products				6,504,550
	Chemicals – 2.6%
1,075	Axalta Coating Systems LLC, 144A	3.375%	2/15/29	BB-	1,075,000
1,700	HB Fuller Co	4.250%	10/15/28	BB	1,742,500
1,320	Illuminate Buyer LLC / Illuminate Holdings IV Inc, 144A	9.000%	7/01/28	B-	1,452,000
650	Ingevity Corp, 144A	3.875%	11/01/28	BB	654,875
1,000	NOVA Chemicals Corp, 144A	5.250%	8/01/23	BB-	1,005,000
3,575	OCI NV, 144A	4.625%	10/15/25	BB	3,709,062
2,680	PQ Corp, 144A	5.750%	12/15/25	B	2,750,350
750	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	782,063
1,900	Tronox Inc, 144A	6.500%	5/01/25	Ba3	2,033,000
14,650	Total Chemicals				15,203,850
	Commercial Services & Supplies – 2.3%
2,000	ADT Security Corp, 144A	4.875%	7/15/32	BB-	2,160,000
750	Allied Universal Holdco LLC / Allied Universal Finance Corp, 144A	6.625%	7/15/26	BB-	799,725
375	AMN Healthcare Inc, 144A	4.000%	4/15/29	BB-	383,438
2,800	Compass Group Diversified Holdings LLC, 144A	8.000%	5/01/26	B1	2,940,000
600	GFL Environmental Inc, 144A	3.750%	8/01/25	BB-	612,000
880	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB-	873,400
5,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	5,367,950
12,405	Total Commercial Services & Supplies				13,136,513
	Communications Equipment – 1.6%
2,400	CommScope Inc, 144A	6.000%	3/01/26	Ba3	2,528,640
1,825	Gray Television Inc, 144A	4.750%	10/15/30	BB-	1,852,375
850	ViaSat Inc, 144A	5.625%	9/15/25	BB-	869,380
1,800	ViaSat Inc, 144A	5.625%	4/15/27	BB+	1,890,000
1,950	ViaSat Inc, 144A	6.500%	7/15/28	BB-	2,110,310
8,825	Total Communications Equipment				9,250,705
	Construction & Engineering – 0.2%
1,275	Pike Corp, 144A	5.500%	9/01/28	B3	1,346,719
	Construction Materials – 0.7%
2,000	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	2,100,000
1,700	US Concrete Inc, 144A	5.125%	3/01/29	BB-	1,751,000
3,700	Total Construction Materials				3,851,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance – 0.8%
$1,350	OneMain Finance Corp	8.875%	6/01/25	BB-	$1,527,188
2,850	OneMain Finance Corp	4.000%	9/15/30	BB-	2,957,188
4,200	Total Consumer Finance				4,484,376
	Containers & Packaging – 1.6%
450	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	4.125%	8/15/26	BB+	470,250
900	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	5.250%	8/15/27	B	944,829
4,000	Big River Steel LLC / BRS Finance Corp, 144A	6.625%	1/31/29	B	4,320,000
1,760	Cascades Inc/Cascades USA Inc, 144A	5.375%	1/15/28	BB-	1,870,550
1,325	Graham Packaging Co Inc, 144A	7.125%	8/15/28	CCC+	1,464,125
8,435	Total Containers & Packaging				9,069,754
	Distributors – 1.0%
900	American Builders & Contractors Supply Co Inc, 144A	4.000%	1/15/28	BB+	931,500
4,925	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB-	4,962,085
5,825	Total Distributors				5,893,585
	Diversified Consumer Services – 0.4%
2,450	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa1	2,510,025
	Diversified Financial Services – 0.3%
925	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	6.250%	6/03/26	BB	957,666
1,000	Navient Corp	0.061%	3/25/24	Ba3	1,067,500
1,925	Total Diversified Financial Services				2,025,166
	Diversified Telecommunication Services – 1.7%
900	Altice France SA/France, 144A	5.500%	1/15/28	B	940,959
5,450	Avaya Inc, 144A	6.125%	9/15/28	BB-	5,822,017
1,225	Switch Ltd, 144A	3.750%	9/15/28	BB	1,243,375
700	Virgin Media Finance PLC, 144A	5.000%	7/15/30	B	726,250
880	Virgin Media Secured Finance PLC, 144A	4.500%	8/15/30	BB+	919,600
9,155	Total Diversified Telecommunication Services				9,652,201
	Electric Utilities – 1.0%
1,800	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (4)	6.850%	6/01/34	N/R	2,250
— (5)	Pacific Gas and Electric Co, (3)	3.150%	1/01/26	BBB-	151
1,850	PG&E Corp	5.000%	7/01/28	BB	1,970,250
1,800	Talen Energy Supply LLC	6.500%	6/01/25	B	1,467,000
2,250	Talen Energy Supply LLC, 144A	6.625%	1/15/28	BB	2,351,250
7,700	Total Electric Utilities				5,790,901

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Energy Equipment & Services – 1.3%
$3,950	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	$4,111,792
3,475	Genesis Energy LP / Genesis Energy Finance Corp	8.000%	1/15/27	B+	3,457,625
7,425	Total Energy Equipment & Services				7,569,417
	Entertainment – 0.8%
3,100	Cinemark USA Inc	5.125%	12/15/22	B	3,038,000
1,450	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	1,566,000
4,550	Total Entertainment				4,604,000
	Equity Real Estate Investment Trust – 2.5%
925	Clear Channel Worldwide Holdings Inc	9.250%	2/15/24	CCC	936,562
2,000	Iron Mountain Inc, 144A	4.875%	9/15/27	BB-	2,090,000
3,700	MPH Acquisition Holdings LLC, 144A, (3)	5.750%	11/01/28	B-	3,616,750
1,850	MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB-	1,910,125
1,175	Starwood Property Trust Inc, 144A	5.500%	11/01/23	Ba3	1,227,875
3,635	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	3,904,753
920	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	971,180
14,205	Total Equity Real Estate Investment Trust				14,657,245
	Food & Staples Retailing – 2.2%
2,500	Chobani LLC / Chobani Finance Corp Inc, 144A	4.625%	11/15/28	B1	2,537,500
3,825	Del Monte Foods Inc, 144A	11.875%	5/15/25	CCC+	4,341,375
1,800	Kraft Heinz Foods Co	6.500%	2/09/40	Baa3	2,430,206
1,620	New Albertsons LP	8.000%	5/01/31	B	2,025,000
1,175	United Natural Foods Inc, 144A	6.750%	10/15/28	B3	1,229,320
10,920	Total Food & Staples Retailing				12,563,401
	Food Products – 0.9%
2,800	Kraft Heinz Foods Co, 144A	5.500%	6/01/50	Baa3	3,521,819
1,575	Post Holdings Inc, 144A	4.625%	4/15/30	B+	1,656,837
4,375	Total Food Products				5,178,656
	Health Care Providers & Services – 4.6%
1,880	AMN Healthcare Inc, 144A	4.625%	10/01/27	BB-	1,969,432
2,575	CHS/Community Health Systems Inc, 144A	8.625%	1/15/24	B-	2,684,437
900	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB-	992,250
1,800	DaVita Inc, 144A	4.625%	6/01/30	Ba3	1,908,000
900	Encompass Health Corp	4.750%	2/01/30	B+	964,125
525	Encompass Health Corp	4.625%	4/01/31	B+	561,750
3,500	Global Medical Response Inc, 144A	6.500%	10/01/25	B	3,657,500
2,250	HCA Inc	3.500%	9/01/30	Ba2	2,389,548
1,800	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	1,827,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services (continued)
$2,250	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	$2,248,425
900	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB-	947,250
2,550	Tenet Healthcare Corp, 144A	4.625%	6/15/28	BB-	2,671,125
3,800	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	3,965,889
25,630	Total Health Care Providers & Services				26,786,731
	Hotels, Restaurants & Leisure – 3.2%
1,000	Boyd Gaming Corp	4.750%	12/01/27	B-	1,038,750
1,800	Carnival Corp, 144A	11.500%	4/01/23	Ba2	2,081,376
4,250	Carnival Corp, 144A	7.625%	3/01/26	B	4,630,332
1,000	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	1,042,500
2,500	NCL Corp Ltd, 144A	5.875%	3/15/26	B	2,634,375
2,000	Powdr Corp, 144A	6.000%	8/01/25	B1	2,105,000
2,450	Scientific Games International Inc, 144A	8.625%	7/01/25	B-	2,682,750
1,000	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	1,031,890
1,200	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB-	1,236,900
17,200	Total Hotels, Restaurants & Leisure				18,483,873
	Household Durables – 0.1%
625	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	7.000%	12/31/27	CCC	654,388
	Household Products – 0.7%
3,600	Spectrum Brands Inc, 144A	5.000%	10/01/29	BB	3,866,040
	Independent Power & Renewable Electricity Producers – 0.1%
450	Talen Energy Supply LLC, 144A	7.625%	6/01/28	BB	484,875
	Industrial Conglomerates – 0.2%
975	Delta Air Lines Inc / SkyMiles IP Ltd, 144A	4.500%	10/20/25	Baa1	1,041,978
	Insurance – 0.3%
1,100	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	1,124,750
375	AssuredPartners Inc, 144A	5.625%	1/15/29	CCC+	391,406
1,475	Total Insurance				1,516,156
	Interactive Media & Services – 0.0%
150	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	151,905
150	Arches Buyer Inc, 144A	6.125%	12/01/28	CCC+	154,905
300	Total Interactive Media & Services				306,810

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Internet Software & Services – 0.7%
$1,225	J2 Global Inc, 144A	4.625%	10/15/30	BB	$1,292,375
2,750	Rackspace Technology Global Inc, 144A	5.375%	12/01/28	B-	2,881,175
3,975	Total Internet Software & Services				4,173,550
	IT Services – 1.1%
525	Austin BidCo Inc, 144A	7.125%	12/15/28	CCC+	547,969
2,700	Go Daddy Operating Co LLC / GD Finance Co Inc, 144A	5.250%	12/01/27	BB-	2,841,750
2,600	Unisys Corp, 144A	6.875%	11/01/27	BB-	2,840,500
5,825	Total IT Services				6,230,219
	Leisure Products – 0.6%
3,200	Academy Ltd, 144A	6.000%	11/15/27	B	3,352,000
	Life Sciences Tools & Services – 0.2%
900	Jaguar Holding Co II / PPD Development LP, 144A	5.000%	6/15/28	B+	960,750
	Media – 6.6%
2,025	Cablevision Lightpath LLC, 144A	5.625%	9/15/28	B	2,118,656
2,025	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB	2,149,031
5,650	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	5/01/32	BB	6,032,618
3,410	Clear Channel Worldwide Holdings Inc, 144A	5.125%	8/15/27	B1	3,444,100
3,600	CSC Holdings LLC, 144A	5.750%	1/15/30	B	3,946,500
2,050	CSC Holdings LLC, 144A	4.625%	12/01/30	B	2,139,687
2,400	DISH DBS Corp	5.000%	3/15/23	B2	2,478,000
1,000	DISH DBS Corp	5.875%	11/15/24	B2	1,048,535
900	DISH DBS Corp	7.750%	7/01/26	B2	1,007,532
1,800	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	1,831,500
2,420	iHeartCommunications Inc, 144A	4.750%	1/15/28	B+	2,492,600
2,030	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 144A	7.875%	5/15/24	BB-	1,847,300
3,800	Radiate Holdco LLC / Radiate Finance Inc, 144A	6.500%	9/15/28	CCC+	3,990,000
1,000	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,112,500
885	Univision Communications Inc, 144A	6.625%	6/01/27	B	950,402
1,800	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	1,950,750
36,795	Total Media				38,539,711
	Metals & Mining – 3.0%
1,860	Cleveland-Cliffs Inc, 144A	9.875%	10/17/25	BB	2,187,825
5,400	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B-	5,859,000
3,375	Hecla Mining Co	7.250%	2/15/28	B	3,687,187

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining (continued)
$2,400	Hudbay Minerals Inc, 144A	6.125%	4/01/29	B+	$2,586,000
2,803	Joseph T Ryerson & Son Inc, 144A	8.500%	8/01/28	B	3,174,398
15,838	Total Metals & Mining				17,494,410
	Oil, Gas & Consumable Fuels – 10.2%
2,750	Antero Midstream Partners LP / Antero Midstream Finance Corp	5.375%	9/15/24	B-	2,681,250
1,700	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	B-	1,755,386
725	Antero Resources Corp	5.625%	6/01/23	B	710,500
1,850	Antero Resources Corp, 144A	8.375%	7/15/26	B	1,888,276
1,350	Buckeye Partners LP, 144A	4.125%	3/01/25	BB	1,366,875
2,000	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	1,950,000
1,440	Cenovus Energy Inc, (3)	5.375%	7/15/25	BBB-	1,623,226
2,700	Cheniere Energy Partners LP	5.250%	10/01/25	BB	2,770,875
500	CNX Resources Corp, 144A	6.000%	1/15/29	BB	512,243
2,000	Continental Resources Inc/OK	4.500%	4/15/23	BBB-	2,062,200
2,350	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	2,400,490
2,205	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	2,342,812
1,440	EQM Midstream Partners LP, 144A	6.000%	7/01/25	BB	1,576,800
440	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB	495,455
950	Global Partners LP / GLP Finance Corp, 144A	6.875%	1/15/29	B+	1,028,375
1,800	Hess Midstream Operations LP, 144A	5.125%	6/15/28	BB+	1,881,558
3,000	MEG Energy Corp, 144A	7.000%	3/31/24	B+	3,030,000
1,000	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B-	800,000
960	Murphy Oil Corp	6.875%	8/15/24	BB+	976,992
2,000	Murphy Oil Corp	5.875%	12/01/27	BB+	1,970,000
1,150	NuStar Logistics LP	6.375%	10/01/30	BB-	1,302,720
3,600	Occidental Petroleum Corp	5.875%	9/01/25	Ba2	3,834,000
675	Occidental Petroleum Corp	5.500%	12/01/25	Ba2	703,762
2,750	Occidental Petroleum Corp	6.375%	9/01/28	Ba2	2,908,125
2,000	Occidental Petroleum Corp	8.875%	7/15/30	Ba2	2,347,500
575	Occidental Petroleum Corp	6.125%	1/01/31	Ba2	615,365
2,750	Occidental Petroleum Corp	6.450%	9/15/36	Ba2	2,879,250
1,000	Parkland Corp/Canada, 144A	6.000%	4/01/26	BB	1,050,000
1,850	QEP Resources Inc	5.375%	10/01/22	B+	1,926,701
1,150	QEP Resources Inc	5.625%	3/01/26	B+	1,261,033
3,700	Southwestern Energy Co	7.500%	4/01/26	BB	3,881,300
1,375	Sunoco LP / Sunoco Finance Corp, 144A	4.500%	5/15/29	BB	1,430,000

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,285	Western Midstream Operating LP	5.050%	2/01/30	BB	$1,429,562
57,020	Total Oil, Gas & Consumable Fuels				59,392,631
	Personal Products – 0.2%
1,350	HLF Financing Sarl LLC / Herbalife International Inc, 144A	7.250%	8/15/26	BB-	1,432,262
	Pharmaceuticals – 1.7%
3,349	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	3,382,490
2,200	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	2,418,240
3,800	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	3,916,052
9,349	Total Pharmaceuticals				9,716,782
	Professional Services – 0.4%
2,400	ASGN Inc, 144A	4.625%	5/15/28	BB-	2,496,000
	Real Estate Management & Development – 0.4%
2,350	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	9.375%	4/01/27	B-	2,602,625
	Semiconductors & Semiconductor Equipment – 0.1%
840	ams AG, 144A	7.000%	7/31/25	Ba3	911,400
	Software – 1.0%
1,350	Boxer Parent Co Inc, 144A	7.125%	10/02/25	B2	1,465,354
900	Boxer Parent Co Inc, 144A	9.125%	3/01/26	CCC+	967,500
1,800	Camelot Finance SA, 144A	4.500%	11/01/26	B	1,878,750
1,300	LogMeIn Inc, 144A	5.500%	9/01/27	BB-	1,361,750
5,350	Total Software				5,673,354
	Specialty Retail – 2.1%
885	L Brands Inc, 144A	6.875%	7/01/25	BB	960,915
1,850	L Brands Inc, 144A	6.625%	10/01/30	B+	2,058,125
4,455	Staples Inc, 144A	7.500%	4/15/26	B1	4,652,223
4,700	Staples Inc, 144A	10.750%	4/15/27	B3	4,676,500
11,890	Total Specialty Retail				12,347,763
	Technology Hardware, Storage & Peripherals – 0.9%
1,880	Diebold Nixdorf Inc, (3)	8.500%	4/15/24	CCC	1,903,500
1,825	Diebold Nixdorf Inc, 144A	9.375%	7/15/25	B-	2,044,000
1,100	NCR Corp, 144A	5.000%	10/01/28	BB-	1,160,500
4,805	Total Technology Hardware, Storage & Peripherals				5,108,000
	Thrifts & Mortgage Finance – 1.8%
3,500	Freedom Mortgage Corp, 144A	8.125%	11/15/24	B+	3,650,920
3,150	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	Ba2	3,165,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Thrifts & Mortgage Finance (continued)
$3,725	United Shore Financial Services LLC, 144A	5.500%	11/15/25	Ba3	$3,929,875
10,375	Total Thrifts & Mortgage Finance				10,746,545
	Wireless Telecommunication Services – 1.2%
2,700	Connect Finco SARL / Connect US Finco LLC, 144A	6.750%	10/01/26	B+	2,907,954
3,480	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	3,841,050
6,180	Total Wireless Telecommunication Services				6,749,004
$406,207	Total Corporate Bonds (cost $405,180,693)				427,096,960

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 20.8% (6)
	Banks – 0.1%
$366	iQor US, Inc., Exit Priority Term Loan	8.500%	3-Month LIBOR	7.500%	9/15/27	N/R	$362,820
	Building Products – 0.5%
537	DiversiTech Holdings, Inc., Term Loan B1	4.000%	3-Month LIBOR	3.000%	6/01/24	B+	533,750
2,600	White Cap Buyer LLC, Initial Closing Date Term Loan	4.500%	6-Month LIBOR	4.000%	10/19/27	B	2,602,704
3,137	Total Building Products						3,136,454
	Capital Markets – 0.9%
901	Sequa Corporation, Term Loan B, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	785,852
4,153	Sequa Corporation, Term Loan, Second Lien, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	4,183,955
5,054	Total Capital Markets						4,969,807
	Commercial Services & Supplies – 0.2%
691	Education Management LLC, Term Loan A, (4), (8)	0.000%	N/A	N/A	7/02/21	N/R	6,916
1,016	iQor US, Inc., Second Out Term Loan	8.500%	1-Week LIBOR	7.500%	11/20/25	N/R	972,688
1,707	Total Commercial Services & Supplies						979,604
	Communications Equipment – 1.4%
1,039	Avaya Inc., Term Loan B	4.409%	1-Month LIBOR	4.250%	12/15/24	BB-	1,046,156
2,666	Fleet U.S. Bidco Inc., Term Loan B	3.397%	1-Month LIBOR	3.250%	10/07/26	B+	2,652,919
2,750	Mega Broadband Investments, Term Loan B	3.750%	3-Month LIBOR	3.000%	11/12/27	B+	2,752,159
1,831	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	3-Month LIBOR	3.250%	4/24/22	B2	1,775,806
8,286	Total Communications Equipment						8,227,040
	Consumer Finance – 0.6%
3,785	Verscend Technologies, Tern Loan B	4.647%	1-Month LIBOR	4.500%	8/27/25	B+	3,790,984

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value
	Distributors – 0.8%
$4,521	Spin Holdco Inc., Term Loan B1, First Lien	4.250%	3-Month LIBOR	3.250%	11/14/22	B2	$4,505,205
	Diversified Consumer Services – 0.0%
472	Education Management LLC, Elevated Term Loan A1, (4), (8)	0.000%	N/A	N/A	7/02/21	N/R	5,896
12	Education Management LLC, Elevated Term Loan A2, (4)	9.599%	3-Month LIBOR	7.500%	7/02/21	N/R	—
484	Total Diversified Consumer Services						5,896
	Diversified Telecommunication Services – 1.0%
3,000	Frontier Communications Corporation, DIP Term Loan, (4)	5.750%	1-Month LIBOR	4.750%	10/08/21	B3	3,022,515
2,793	Numericable Group S.A., Term Loan B13	4.237%	3-Month LIBOR	4.000%	8/14/26	B	2,788,056
5,793	Total Diversified Telecommunication Services						5,810,571
	Food & Staples Retailing – 0.8%
2,394	Chobani LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B-	2,395,197
2,370	Hearthside Group Holdings LLC, Term Loan B	3.834%	1-Month LIBOR	3.688%	5/31/25	B2	2,333,887
138	Hearthside Group Holdings, LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	138,632
4,902	Total Food & Staples Retailing						4,867,716
	Health Care Providers & Services – 1.9%
1,578	Air Methods, Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	4/21/24	B	1,528,957
2,732	Heartland Dental Care, Inc., Term Loan, First Lien	3.647%	1-Month LIBOR	3.500%	4/30/25	B3	2,671,243
2,125	InnovaCare, Initial Term Loan	6.750%	3-Month LIBOR	5.750%	12/26/26	B+	2,126,997
4,738	Surgery Center Holdings Inc., Initial Term Loan	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	4,668,018
11,173	Total Health Care Providers & Services						10,995,215
	Health Care Technology – 0.3%
1,668	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	1,645,064
	Hotels, Restaurants & Leisure – 0.6%
895	Carnival Corp, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	Ba2	926,144
447	ClubCorp Operations, Inc., Term Loan B	3.004%	3-Month LIBOR	2.750%	9/18/24	B-	418,971
2,375	IRB Holding Corp., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	2,382,054
3,717	Total Hotels, Restaurants & Leisure						3,727,169
	Household Durables – 0.6%
2,066	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	2,048,277

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value
	Household Durables (continued)
$1,550	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	$1,554,069
3,616	Total Household Durables						3,602,346
	Household Products – 0.5%
3,025	KIK Custom, Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	3,035,648
	Interactive Media & Services – 1.1%
6,383	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.000%	3-Month LIBOR	3.000%	11/03/23	B+	6,384,089
	Internet & Direct Marketing Retail – 0.2%
1,350	1-800 Contacts, Term Loan, First Lien	4.500%	6-Month LIBOR	3.750%	11/08/27	B	1,353,483
	Internet Software & Services – 0.2%
1,266	Greeneden U.S. Holdings II LLC, Term Loan B	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	1,270,592
	IT Services – 1.3%
5,041	Syniverse Holdings, Inc., Term Loan C, (DD1)	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	4,589,218
2,990	West Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	2,870,598
8,031	Total IT Services						7,459,816
	Life Sciences Tools & Services – 0.3%
1,900	Avantor Funding, Inc., Incremental Dollar Term Loan B4	3.500%	1-Month LIBOR	2.500%	11/06/27	BB+	1,905,947
	Machinery – 0.8%
1,250	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,251,675
988	Blount International, Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B1	994,887
2,686	Engineered Machinery Holdings, Inc., Initial Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	7/19/24	B2	2,681,963
4,924	Total Machinery						4,928,525
	Media – 0.9%
425	Cablevision Lightpath LLC, Term Loan B	3.750%	3-Month LIBOR	3.250%	12/01/27	B+	424,803
1,788	GCI, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	1,782,477
3,000	Intelsat Jackson Holdings, S.A., Term Loan B, (WI/DD), (4)	TBD	TBD	TBD	TBD	N/R	3,050,355
275	Radiate Holdco LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	9/25/26	B1	275,815
5,488	Total Media						5,533,450
	Oil, Gas & Consumable Fuels – 0.3%
584	Fieldwood Energy LLC, DIP Term Loan, (4), (9)	9.750%	N/A	3.000	8/05/21	N/R	582,634

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$65	Fieldwood Energy LLC, DIP Term Loan, (4)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	$64,737
3,913	Fieldwood Energy LLC, Exit Term Loan, (4)	0.000%	N/A	N/A	4/11/22	N/R	917,007
3,520	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (4)	0.000%	N/A	N/A	4/11/23	N/R	5,105
8,082	Total Oil, Gas & Consumable Fuels						1,569,483
	Personal Products – 0.7%
7,279	Revlon Consumer Products Corporation, Term Loan B, First Lien, (8)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	3,832,786
30	Revlon Consumer Products Corporation, Term Loan B, First Lien, (8)	4.250%	2-Month LIBOR	3.500%	9/07/23	CC	15,985
7,309	Total Personal Products						3,848,771
	Pharmaceuticals – 0.8%
4,538	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	4,481,515
	Professional Services – 0.2%
898	Dun & Bradstreet Corp., Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	899,857
	Road & Rail – 0.5%
2,800	Hertz Corporation, Term Loan B1, (WI/DD), (4)	TBD	TBD	TBD	TBD	N/R	2,760,254
	Semiconductors & Semiconductor Equipment – 0.6%
5,631	Lumileds, Term Loan B	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	3,266,703
	Software – 2.1%
3,162	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B	3,152,873
2,350	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	2,361,327
2,500	Epicor Software Corporation, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	7/31/27	B2	2,519,271
722	Skillsoft, Exit Term Loan	8.500%	1-Month LIBOR	7.500%	4/28/21	N/R	740,217
825	Skillsoft, First-Out Rolled Up Exit Term Loan	7.751%	1-Month LIBOR	7.500%	12/27/24	B+	845,427
1,679	Skillsoft, Takeback Second-Out Term Loan	8.500%	1-Month LIBOR	7.500%	4/27/25	B-	1,680,704
950	Thomson Reuters IP & S, Incremental Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B	951,482
12,188	Total Software						12,251,301
	Specialty Retail – 0.6%
3,750	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B1	3,759,075
$135,772	Total Variable Rate Senior Loan Interests (cost $129,274,260)						121,334,400

Shares	Description (1)	Value
	COMMON STOCKS – 0.9%
	Banks – 0.1%
32,423	iQor US Inc, (10), (11)	$359,895
	Electric Utilities – 0.2%
38,861	Energy Harbor Corp, (10), (11), (12)	998,728
	Hotels, Restaurants & Leisure – 0.1%
86,730	24 Hour Fitness Worldwide Inc, (4), (8)	87
182,331	24 Hour Fitness Worldwide Inc, (4), (11)	395,111
	Total Hotels, Restaurants & Leisure	395,198
	Internet & Direct Marketing Retail – 0.0%
652	Catalina Marketing Corp, (10), (11)	489
	Media – 0.1%
59,021	iHeartMedia Inc, (3), (11)	766,093
9,292	Tribune Co, (8), (11)	9
	Total Media	766,102
	Software – 0.4%
15,728	SkillSoft Corp, (10), (11)	2,516,480
675	SkillSoft Corp, (10), (11)	128,250
992	SkillSoft Corp, (8), (11)	1
1,984	SkillSoft Corp, (8), (11)	2
	Total Software	2,644,733
	Total Common Stocks (cost $8,931,282)	5,165,145

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.3%
	Media – 0.3%
$1,800	DISH Network Corp	3.375%	8/15/26	B1	$1,715,817
$1,800	Total Convertible Bonds (cost $1,857,859)				1,715,817

Shares	Description (1)	Value
	WARRANTS – 0.0%
	Communications Equipment – 0.0%
45,063	Avaya Holdings Corp, (10)	$140,822
	Total Warrants (cost $4,643,893)	140,822

Shares	Description (1)	Value
COMMON STOCK RIGHTS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
14,531	Fieldwood Energy Inc, (10), (11)	$ —

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Shares	Description (1)	Value
Oil, Gas & Consumable Fuels (continued)
2,935	Fieldwood Energy Inc, (10), (11)	$ —
	Total Common Stock Rights (cost $414,740)	—
	Total Long-Term Investments (cost $550,302,727)	555,453,144

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.7%
	MONEY MARKET FUNDS – 1.7%
9,719,951	State Street Navigator Securities Lending Government Money Market Portfolio, (13)	0.080% (14)	$9,719,951
	Total Investments Purchased with Collateral from Securities Lending (cost $9,719,951)		9,719,951

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 5.7%
	INVESTMENT COMPANIES – 5.7%
33,117,630	BlackRock Liquidity Funds T-Fund Portfolio, (15)	0.015% (16)	$33,117,630
	Total Short-Term Investments (cost $33,117,630)		33,117,630
	Total Investments (cost $593,140,308) – 102.8%		598,290,725
	Other Assets Less Liabilities – (2.8)%		(16,194,588)
	Net Assets – 100%		$582,096,137
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$427,096,960	$ —	$427,096,960
Variable Rate Senior Loan Interests	—	117,472,817	3,861,583	121,334,400
Common Stocks	1,161,204	4,003,842	99	5,165,145
Convertible Bonds	—	1,715,817	—	1,715,817
Warrants	—	140,822	—	140,822
Common Stock Rights	—	—*	—	—
Investments Purchased with Collateral from Securities Lending	9,719,951	—	—	9,719,951
Short-Term Investments:
Investment Companies	33,117,630	—	—	33,117,630
Total	$43,998,785	$550,430,258	$3,861,682	$598,290,725

*	Value equals zero as of the end of the reporting period.

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,372,050.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Principal Amount (000) rounds to less than $1,000.
(6)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(7)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(13)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(14)	The rate shown is the one-day yield as of the end of the reporting period.
(15)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(16)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Floating Rate Income Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 83.4% (2)
	Aerospace & Defense – 0.9%
$1,419	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	2.900%	1-Month LIBOR	2.750%	10/05/24	B	$1,401,781
557	Standard Aero, Term Loan B1	3.754%	3-Month LIBOR	3.500%	4/08/26	B-	532,490
300	Standard Aero, Term Loan B2	3.754%	3-Month LIBOR	3.500%	4/08/26	B-	286,285
1,381	Transdigm, Inc., Term Loan E	2.397%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,357,264
2,811	Transdigm, Inc., Term Loan F	2.397%	1-Month LIBOR	2.250%	12/09/25	Ba3	2,761,736
6,468	Total Aerospace & Defense						6,339,556
	Air Freight & Logistics – 0.2%
120	PAE Holding Corp, Delayed Draw Term Loan	5.250%	3-Month LIBOR	4.500%	10/19/27	B	120,275
1,166	XPO Logistics, Inc., Term Loan B	2.147%	1-Month LIBOR	2.000%	2/24/25	BBB-	1,162,231
1,286	Total Air Freight & Logistics						1,282,506
	Airlines – 1.7%
2,666	Allegiant Travel Company, Replacement Term Loan	3.214%	3-Month LIBOR	3.000%	2/05/24	Ba3	2,608,666
84	American Airlines, Inc., Term Loan B	2.145%	1-Month LIBOR	2.000%	4/28/23	Ba3	75,915
532	American Airlines, Inc., Term Loan B	2.159%	1-Month LIBOR	2.000%	12/14/23	Ba3	480,759
2,275	Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,364,578
142	Delta Air Lines, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/29/23	Baa2	144,775
1,827	United Air Lines, Inc., Term Loan B	1.895%	1-Month LIBOR	1.750%	4/01/24	Ba1	1,795,375
790	United Air Lines, Inc., Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	824,416
3,876	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	3,733,123
12,192	Total Airlines						12,027,607
	Auto Components – 0.8%
1,680	DexKo Global, Inc., Term Loan B	4.500%	3-Month LIBOR	3.500%	7/24/24	B1	1,683,698
2,424	Johnson Controls Inc., Term Loan B	3.647%	1-Month LIBOR	3.500%	4/30/26	B1	2,420,550
1,750	Les Schwab Tire Centers, Term Loan B	4.250%	3-Month LIBOR	3.500%	11/02/27	B	1,752,187
5,854	Total Auto Components						5,856,435
	Automobiles – 0.4%
521	Caliber Collision, Term Loan B	3.147%	1-Month LIBOR	3.000%	2/05/26	B1	514,297
2,325	Navistar, Inc., Term Loan B	3.660%	1-Month LIBOR	3.500%	11/06/24	Ba2	2,327,597
2,846	Total Automobiles						2,841,894
	Banks – 0.0%
306	iQor US, Inc., Exit Priority Term Loan	8.500%	3-Month LIBOR	7.500%	9/15/27	N/R	303,198

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Beverages – 0.2%
$1,143	Jacobs Douwe Egberts, Term Loan B	2.188%	3-Month LIBOR	2.000%	11/01/25	BB+	$1,141,097
	Biotechnology – 0.2%
1,694	Grifols, Inc., Term Loan B, First Lien	2.102%	1-Week LIBOR	2.000%	11/15/27	Ba2	1,682,157
	Building Products – 0.4%
1,170	LBM Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,171,463
1,325	Quikrete Holdings, Inc., Term Loan B	2.647%	1-Month LIBOR	2.500%	1/31/27	BB-	1,322,213
2,495	Total Building Products						2,493,676
	Capital Markets – 0.7%
1,151	Lions Gate Entertainment Corporation, Term Loan A	1.897%	1-Month LIBOR	1.750%	3/22/23	Ba2	1,136,915
896	Sequa Corporation, Term Loan B, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	780,660
2,918	Sequa Corporation, Term Loan, Second Lien, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	2,940,351
4,965	Total Capital Markets						4,857,926
	Chemicals – 0.4%
994	Innophos Holdings, Inc., Term Loan B	3.647%	1-Month LIBOR	3.500%	2/07/27	B+	993,753
1,000	Lummus Technology, Term Loan	4.147%	1-Month LIBOR	4.000%	6/30/27	B+	1,001,875
663	Unifrax Holdings, Term Loan, First Lien	4.004%	3-Month LIBOR	3.750%	12/14/25	CCC+	612,761
2,657	Total Chemicals						2,608,389
	Commercial Services & Supplies – 2.8%
1,000	AECOM Management Services Inc., Incremental Term Loan	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	1,010,000
1,089	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	1,064,173
239	Education Management LLC, Term Loan A, (5), (6)	0.000%	N/A	N/A	7/02/21	N/R	2,391
6,319	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	6,275,040
1,104	Garda World Security Corp, Term Loan B, First Lien	4.990%	1-Month LIBOR	4.750%	10/30/26	BB+	1,107,307
3,295	GFL Environmental, Term Loan	3.500%	3-Month LIBOR	3.000%	5/31/25	BB-	3,303,914
849	iQor US, Inc., Second Out Term Loan	8.500%	1-Week LIBOR	7.500%	11/20/25	N/R	812,847
445	KAR Auction Services, Inc., Term Loan B6	2.438%	1-Month LIBOR	2.250%	9/19/26	Ba3	438,556
590	PAE Holding Corp, New Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	593,354
337	Pitney Bowes Inc., Term Loan B	5.650%	1-Month LIBOR	5.500%	1/07/25	BBB-	334,948
1,295	Trans Union LLC, Term Loan B5	1.898%	1-Month LIBOR	1.750%	11/13/26	BBB-	1,292,505
1,773	Travelport LLC, Priority Debt Term Loan, (cash 1.250%, PIK 6.500%), (DD1)	7.750%	3-Month LIBOR	6.750%	2/28/25	B+	1,753,964

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$1,403	West Corporation, Incremental Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	BB+	$1,356,195
19,738	Total Commercial Services & Supplies						19,345,194
	Communications Equipment – 2.0%
452	Avaya Inc., Term Loan B	4.409%	1-Month LIBOR	4.250%	12/15/24	BB-	455,307
4,408	CommScope, Inc., Term Loan B	3.397%	1-Month LIBOR	3.250%	4/04/26	Ba3	4,388,627
650	Infoblox, Term Loan, Second Lien	8.000%	6-Month LIBOR	7.250%	12/01/28	CCC	657,313
770	Mitel US Holdings, Inc., Term Loan, First Lien	4.652%	1-Month LIBOR	4.500%	11/30/25	B-	701,954
2,011	Plantronics, Term Loan B	2.646%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,971,715
4,433	Riverbed Technology, Inc., Term Loan B, First Lien, (DD1)	4.250%	3-Month LIBOR	3.250%	4/24/22	B2	4,300,078
1,031	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	1,027,032
499	Windstream Corporation, Term Loan B	7.250%	1-Month LIBOR	6.250%	9/21/27	B	489,244
14,254	Total Communications Equipment						13,991,270
	Construction & Engineering – 0.3%
542	Pike Corp, Term Loan B	4.120%	1-Month LIBOR	3.000%	7/24/26	Ba3	542,873
1,410	Traverse Midstream Partners, Term Loan B	6.500%	1-Month LIBOR	5.500%	9/27/24	B	1,387,611
1,952	Total Construction & Engineering						1,930,484
	Consumer Finance – 0.7%
4,775	Verscend Technologies, Tern Loan B	4.647%	1-Month LIBOR	4.500%	8/27/25	B+	4,782,618
	Containers & Packaging – 1.0%
1,659	Berry Global, Inc., Term Loan X	2.149%	1-Month LIBOR	2.000%	1/19/24	BBB-	1,658,005
2,897	Berry Global, Inc., Term Loan Y	2.149%	1-Month LIBOR	2.000%	7/01/26	BBB-	2,888,003
2,334	Kloeckner Pentaplast of America Inc., Dollar Term Loan	5.250%	6-Month LIBOR	4.250%	6/30/22	B-	2,332,384
6,890	Total Containers & Packaging						6,878,392
	Distributors – 0.1%
336	Insurance Auto Actions Inc., Term Loan	2.438%	1-Month LIBOR	2.250%	6/28/26	BB+	334,296
	Diversified Consumer Services – 0.8%
4,639	Cengage Learning Acquisitions, Inc., Term Loan B, (DD1)	5.250%	3-Month LIBOR	4.250%	6/07/23	B2	4,462,550
163	Education Management LLC, Elevated Term Loan A1, (5), (6)	0.000%	N/A	N/A	7/02/21	N/R	2,035
4	Education Management LLC, Elevated Term Loan A2, (6)	9.599%	3-Month LIBOR	7.500%	7/02/21	N/R	—
826	Refinitiv, Term Loan B	3.397%	1-Month LIBOR	3.250%	10/01/25	BB+	825,618
5,632	Total Diversified Consumer Services						5,290,203

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services – 0.6%
$987	Blackstone CQP, Term Loan	3.736%	3-Month LIBOR	3.500%	9/30/24	B+	$986,241
2,750	Ditech Holding Corporation., Term Loan B, First Lien, (6)	0.000%	N/A	N/A	6/30/22	N/R	862,699
1,244	Inmarsat Finance, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	12/12/26	B+	1,250,970
1,236	Lions Gate Entertainment Corp., Term Loan B	2.398%	1-Month LIBOR	2.250%	3/24/25	Ba2	1,223,427
6,217	Total Diversified Financial Services						4,323,337
	Diversified Telecommunication Services – 2.7%
3,029	CenturyLink, Inc, Term Loan B	2.397%	1-Month LIBOR	2.250%	3/15/27	BB+	3,002,032
3,253	Frontier Communications Corporation, DIP Term Loan, (6)	5.750%	1-Month LIBOR	4.750%	10/08/21	B3	3,277,142
750	Intelsat Jackson Holdings, S.A., Term Loan B4, (6)	8.750%	PRIME	5.500%	1/02/24	N/R	763,594
1,299	Intelsat Jackson Holdings, S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	1,323,635
1,006	Lumos Networks, Term Loan B	4.000%	1-Month LIBOR	3.000%	11/17/24	B	1,005,481
9,089	Numericable Group S.A., Term Loan B13	4.237%	3-Month LIBOR	4.000%	8/14/26	B	9,072,975
18,426	Total Diversified Telecommunication Services						18,444,859
	Electric Utilities – 0.2%
925	ExGen Renewables, Term Loan, First Lien	3.750%	3-Month LIBOR	2.750%	12/11/27	BB-	926,387
477	Vistra Operations Co., Term Loan B3	1.900%	1-Month LIBOR	1.750%	12/31/25	Baa3	476,321
1,402	Total Electric Utilities						1,402,708
	Electrical Equipment – 0.5%
1,685	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	1,677,790
1,791	Vertiv Co.,Term Loan B	3.153%	1-Month LIBOR	3.000%	3/02/27	B+	1,783,030
3,476	Total Electrical Equipment						3,460,820
	Electronic Equipment, Instruments & Components – 0.2%
967	BCP Renaissance Parent, Term Loan B	2.655%	3-Month LIBOR	2.500%	9/28/24	BB+	965,979
594	MTS Systems, Term Loan B	4.000%	1-Month LIBOR	3.250%	7/05/23	Ba2	595,314
1,561	Total Electronic Equipment, Instruments & Components						1,561,293
	Energy Equipment & Services – 0.1%
612	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	7.230%	3-Month LIBOR	7.000%	6/13/24	Caa1	508,974
	Entertainment – 1.8%
341	Cineworld Group PLC, Second Amendment Dollar, Term Loan	3.019%	3-Month LIBOR	2.750%	9/20/26	CCC	230,687
2,309	Cineworld Group PLC, Term Loan B, (DD1)	2.769%	3-Month LIBOR	2.500%	2/28/25	CCC	1,579,279
1,818	IMG Worldwide, Inc., Term Loan B	2.897%	1-Month LIBOR	2.750%	5/16/25	B3	1,684,977

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Entertainment (continued)
$2,348	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.647%	1-Month LIBOR	2.500%	7/03/25	BB-	$2,360,242
4,250	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	4,247,344
2,341	NAI Entertainment Holdings, Term Loan B	3.500%	1-Month LIBOR	2.500%	5/08/25	B+	2,205,803
13,407	Total Entertainment						12,308,332
	Equity Real Estate Investment Trust – 0.8%
5,818	Realogy Group LLC, Term Loan A	2.147%	1-Month LIBOR	2.000%	2/08/23	BB	5,735,882
	Food & Staples Retailing – 1.4%
1,824	BellRing Brands, Term Loan, First Lien	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	1,835,393
1,757	C.H. Guenther, Term Loan, First Lien	2.898%	1-Month LIBOR	2.750%	3/31/25	B	1,738,345
2,081	Hearthside Group Holdings LLC, Term Loan B	3.834%	1-Month LIBOR	3.688%	5/31/25	B2	2,050,116
121	Hearthside Group Holdings, LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	121,776
1,671	Shearer's Foods, LLC., Term Loan B	4.750%	3-Month LIBOR	4.000%	9/23/27	B2	1,674,079
2,565	US Foods, Inc., New Term Loan	1.897%	1-Month LIBOR	1.750%	6/27/23	BB-	2,535,201
10,019	Total Food & Staples Retailing						9,954,910
	Health Care Equipment & Supplies – 1.3%
2,454	Agiliti Health, Inc., Delay Draw Facility	2.938%	3-Month LIBOR	2.750%	1/04/26	B+	2,435,341
950	Agiliti Health, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	1/04/26	B+	950,000
499	Carestream Dental Equipment, Inc., Initial Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	8/07/24	B	482,332
771	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	772,319
1,544	LifeScan, Term Loan B	6.234%	3-Month LIBOR	6.000%	10/01/24	B	1,474,701
1,232	MedPlast, Term Loan, First Lien	3.897%	1-Month LIBOR	3.750%	7/02/25	B3	1,197,954
2,345	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	1,915,246
9,795	Total Health Care Equipment & Supplies						9,227,893
	Health Care Providers & Services – 6.7%
500	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	496,250
3,000	Air Medical, Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	2,986,875
1,126	Air Methods, Term Loan, First Lien, (DD1)	4.500%	3-Month LIBOR	3.500%	4/21/24	B	1,090,631
1,209	Albany Molecular Research, Inc., Initial Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	8/30/24	B2	1,215,371
4,901	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/28/25	B1	4,928,961
1,500	Aspen Dental, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	1,504,125
3,312	Brightspring Health, Term Loan B	3.402%	1-Month LIBOR	3.250%	3/05/26	N/R	3,299,305
1,230	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	3.250%	1-Month LIBOR	2.250%	5/17/26	BBB-	1,233,056

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$473	Civitas Solutions, Term Loan B	4.397%	1-Month LIBOR	4.250%	3/08/26	B	$473,720
22	Civitas Solutions, Term Loan C	4.510%	3-Month LIBOR	4.250%	3/08/26	B	21,679
2,538	Envision Healthcare Corporation, Initial Term Loan	3.897%	1-Month LIBOR	3.750%	10/10/25	Caa1	2,128,223
322	EyeCare Partners, LLC, Delayed Draw, Term Loan	3.897%	1-Month LIBOR	3.750%	2/20/27	B	314,306
1,368	EyeCare Partners, LLC, Term Loan, First Lien	3.897%	1-Month LIBOR	3.750%	2/20/27	B	1,336,924
873	HCA, Inc., Term Loan B12	1.897%	1-Month LIBOR	1.750%	3/13/25	BBB-	874,192
1,562	InnovaCare, Initial Term Loan	6.750%	3-Month LIBOR	5.750%	12/26/26	B+	1,563,969
2,282	Jordan Health, Initial Term Loan, First Lien	5.220%	3-Month LIBOR	5.000%	5/15/25	Caa1	2,016,133
1,952	Kindred at Home Hospice, Term Loan B, First Lien	3.438%	1-Month LIBOR	3.250%	7/02/25	B1	1,947,224
3,287	Lifepoint Health, Inc., New Term Loan B	3.897%	1-Month LIBOR	3.750%	11/16/25	B1	3,284,954
2,792	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	2,794,141
234	Quorum Health Corp, Term Loan, (6)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	230,099
2,257	Select Medical Corporation, Term Loan B	2.530%	3-Month LIBOR	2.500%	3/06/25	Ba2	2,244,782
6,082	Surgery Center Holdings Inc., Initial Term Loan	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	5,992,426
2,786	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	2,494,782
589	Universal Health Services, Inc., Term Loan B	1.897%	1-Month LIBOR	1.750%	10/31/25	BBB-	589,726
1,525	US Radiology Specialists, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B-	1,518,801
47,722	Total Health Care Providers & Services						46,580,655
	Health Care Technology – 1.3%
4,182	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	4,169,196
134	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	133,580
1,544	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	1,522,683
1,813	Onex Carestream Finance LP, New Extended Term Loan, Second Lien, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	1,359,802
2,027	Zelis, Term Loan B	4.897%	1-Month LIBOR	4.750%	9/30/26	B	2,035,170
9,700	Total Health Care Technology						9,220,431
	Hotels, Restaurants & Leisure – 7.0%
110	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (6)	11.000%	1-Month LIBOR	10.000%	6/15/21	N/R	77,735
715	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (6)	10.615%	3-Month LIBOR	10.000%	6/15/21	N/R	506,232

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$982	24 Hour Fitness Worldwide, Inc., Term Loan B, (6)	5.240%	3-Month LIBOR	5.000%	5/31/25	N/R	$7,366
2,916	Alterra Mountain Company, Term Loan B, First Lien	2.897%	1-Month LIBOR	2.750%	7/31/24	B2	2,884,051
1,389	Alterra Mountain Company, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	8/01/26	B	1,401,658
1,473	Boyd Gaming Corporation, Refinancing Term Loan B	2.352%	1-Week LIBOR	2.250%	9/15/23	BB-	1,462,893
2,130	Burger King Corporation, Term Loan B4	1.897%	1-Month LIBOR	1.750%	11/19/26	BB+	2,103,770
1,870	Caesars Resort Collection, Term Loan	4.647%	1-Month LIBOR	4.500%	7/20/25	B+	1,876,447
8,838	Caesars Resort Collection, Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	12/22/24	B+	8,692,294
1,075	Carnival Corp, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	Ba2	1,111,373
247	Churchill Downs Incorporated, Term Loan B	2.148%	1-Month LIBOR	2.000%	12/27/24	BBB-	245,826
322	Cineworld Group PLC, Priority Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B-	385,340
5,939	CityCenter Holdings LLC, Term Loan B	2.397%	1-Month LIBOR	2.250%	4/18/24	B+	5,870,787
3,897	ClubCorp Operations, Inc., Term Loan B	3.004%	3-Month LIBOR	2.750%	9/18/24	B-	3,656,039
2,250	Equinox Holdings, Inc., Initial Term Loan, Second Lien	8.000%	3-Month LIBOR	7.000%	3/08/25	CC	1,528,189
2,432	Equinox Holdings, Inc., Term Loan B1	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	2,193,896
1,594	Four Seasons Holdings, Inc., Term Loan B	2.147%	1-Month LIBOR	2.000%	11/30/23	BB+	1,586,917
26	Golden Nugget LLC, Initial Term Loan	13.000%	3-Month LIBOR	12.000%	10/04/23	N/R	30,125
675	Hilton Hotels, Term Loan B2	1.898%	1-Month LIBOR	1.750%	6/21/26	BBB-	668,913
2,922	Life Time Fitness, Inc., Term Loan B	3.750%	3-Month LIBOR	2.750%	6/10/22	B	2,856,179
3,429	Scientific Games Corp., Initial Term Loan B5	2.897%	1-Month LIBOR	2.750%	8/14/24	B+	3,357,994
2,859	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	2,787,096
606	Stars Group Holdings, Term Loan B	3.751%	3-Month LIBOR	3.500%	7/10/25	BBB-	608,764
1,559	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,539,233
1,302	Wyndham International, Inc., Term Loan B	1.897%	1-Month LIBOR	1.750%	5/30/25	BB+	1,295,619
51,557	Total Hotels, Restaurants & Leisure						48,734,736
	Household Durables – 0.5%
2,218	Apex Tool Group LLC, Third Amendment Term Loan, (DD1)	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	2,199,135
93	Serta Simmons Holdings LLC, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	94,371
612	Serta Simmons Holdings LLC, Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	553,698

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Durables (continued)
$750	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	$751,969
3,673	Total Household Durables						3,599,173
	Household Products – 0.7%
3,430	KIK Custom, Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	3,442,074
1,688	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	2/05/23	B+	1,683,289
5,118	Total Household Products						5,125,363
	Independent Power & Renewable Electricity Producers – 0.3%
1,124	Calpine Corporation, Term Loan	2.650%	3-Month LIBOR	2.500%	12/16/27	BB+	1,118,169
670	Calpine Corporation, Term Loan B10	2.147%	1-Month LIBOR	2.000%	8/12/26	BB+	661,658
1,794	Total Independent Power & Renewable Electricity Producers						1,779,827
	Industrial Conglomerates – 0.1%
653	Emerald Expositions Holding, Inc., Term Loan B	2.647%	1-Month LIBOR	2.500%	5/22/24	B	612,574
	Insurance – 1.7%
1,916	Acrisure LLC, Term Loan B	3.647%	1-Month LIBOR	3.500%	2/15/27	B	1,885,534
1,481	Alliant Holdings I LLC, Term Loan B	3.397%	1-Month LIBOR	3.250%	5/10/25	B	1,460,146
404	Asurion LLC, New Term Loan B8, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	400,556
559	Asurion LLC, Term Loan B6	3.147%	1-Month LIBOR	3.000%	11/03/23	Ba3	554,297
2,663	Hub International Holdings, Inc., Term Loan B	2.965%	3-Month LIBOR	2.750%	4/25/25	B	2,619,238
499	Ryan Specialty Group LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/01/27	B1	498,750
987	USI Holdings Corporation, Incremental Term Loan B	4.254%	3-Month LIBOR	4.000%	12/02/26	B	986,973
3,404	USI Holdings Corporation, Initial Term Loan	3.254%	3-Month LIBOR	3.000%	5/16/24	B	3,360,784
11,913	Total Insurance						11,766,278
	Interactive Media & Services – 1.1%
575	Ancestry.com, Initial Term Loan	4.500%	1-Month LIBOR	4.000%	11/02/27	N/R	576,869
7,085	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.000%	3-Month LIBOR	3.000%	11/03/23	B+	7,085,513
7,660	Total Interactive Media & Services						7,662,382
	Internet & Direct Marketing Retail – 0.2%
1,000	1-800 Contacts, Term Loan, First Lien	4.500%	6-Month LIBOR	3.750%	11/08/27	B	1,002,580
	Internet Software & Services – 0.8%
5,634	Greeneden U.S. Holdings II LLC, Term Loan B	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	5,654,578

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services – 2.3%
$1,424	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	3-Month LIBOR	4.750%	9/30/23	CCC+	$1,281,776
1,329	KBR, Inc., New Term Loan B	2.896%	1-Month LIBOR	2.750%	2/07/27	Ba1	1,330,849
1,550	Neustar, Inc., Term Loan B4, First Lien	4.500%	3-Month LIBOR	3.500%	8/08/24	B+	1,506,515
1,515	Neustar, Inc., Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/08/25	Caa1	1,353,169
233	Sabre, Inc., Term Loan B	2.147%	1-Month LIBOR	2.000%	2/22/24	Ba3	228,103
1,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	663,650
3,543	Syniverse Holdings, Inc., Term Loan C	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	3,225,471
2,204	Tempo Acquisition, LLC, Extended Term Loan B	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	2,194,003
3,684	West Corporation, Term Loan B	5.000%	3-Month LIBOR	4.000%	10/10/24	BB-	3,581,066
9	West Corporation, Term Loan B	5.000%	1-Month LIBOR	4.000%	10/10/24	BB-	9,014
782	WEX, Inc., Term Loan B3	2.397%	1-Month LIBOR	2.250%	5/17/26	Ba2	778,130
17,273	Total IT Services						16,151,746
	Leisure Products – 0.2%
1,496	Bombardier Recreational Products Inc., Term Loan B2	6.000%	3-Month LIBOR	5.000%	5/24/27	BB-	1,529,916
	Life Sciences Tools & Services – 0.8%
5,306	Parexel International Corp., Term Loan B	2.897%	1-Month LIBOR	2.750%	9/27/24	B2	5,226,254
	Machinery – 1.7%
1,350	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,351,809
1,331	Columbus McKinnon Corporation, Term Loan B	3.500%	3-Month LIBOR	2.500%	1/20/24	Ba2	1,333,740
457	Gardner Denver, Inc., New Term Loan B	2.897%	1-Month LIBOR	2.750%	1/31/27	BB+	460,125
1,638	Gardner Denver, Inc., Term Loan	1.897%	1-Month LIBOR	1.750%	2/28/27	BB+	1,618,178
1,771	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B1	1,768,743
177	NN, Inc., Term Loan	6.500%	1-Month LIBOR	5.750%	10/19/22	B+	176,502
995	Sundyne, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	3/17/27	B-	978,831
2,000	Thyssenkrupp Elevator, Term Loan B	4.570%	6-Month LIBOR	4.250%	7/31/27	B1	2,017,850
1,858	Utility One Source, Extended Term Loan B	4.398%	1-Month LIBOR	4.250%	4/18/25	B+	1,863,214
11,577	Total Machinery						11,568,992
	Marine – 0.2%
2,697	Harvey Gulf International Marine, Inc., Exit Term Loan	6.229%	3-Month LIBOR	6.000%	7/02/23	Caa1	1,344,003
	Media – 10.7%
1,525	Cablevision Lightpath LLC, Term Loan B	3.750%	3-Month LIBOR	3.250%	12/01/27	B+	1,524,291

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$288	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	$220,600
458	Catalina Marketing Corporation, Last Out Term Loan, (cash 2.000, PIK 9.500%)	11.500%	1-Month LIBOR	5.250%	8/15/23	N/R	114,625
585	CBS Radio, Inc., Term Loan B2	2.648%	1-Month LIBOR	2.500%	11/17/24	BB-	573,505
6,460	Cequel Communications LLC, Term Loan B	2.409%	1-Month LIBOR	2.250%	1/15/26	BB	6,379,347
1,818	Charter Communications Operating Holdings LLC, Term Loan B2	1.900%	1-Month LIBOR	1.750%	2/01/27	BBB-	1,810,808
11,172	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.714%	3-Month LIBOR	3.500%	8/21/26	B1	10,783,547
1,735	CSC Holdings LLC, Refinancing Term Loan	2.409%	1-Month LIBOR	2.250%	7/17/25	BB	1,713,691
3,639	CSC Holdings, LLC, Term Loan B5	2.659%	1-Month LIBOR	2.500%	4/15/27	Ba3	3,616,299
65	Cumulus Media, Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	63,966
995	Gray Television, Inc., Term Loan B2	2.405%	3-Month LIBOR	2.250%	2/07/24	BB+	988,426
507	Gray Television, Inc., Term Loan C	2.655%	3-Month LIBOR	2.500%	1/02/26	BB+	504,625
1,662	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	1,607,089
7,690	iHeartCommunications Inc., Term Loan B	3.147%	1-Month LIBOR	3.000%	5/01/26	B+	7,581,023
3,458	Intelsat Jackson Holdings, S.A., DIP Term Loan, (6), (7)	6.500%	3-Month LIBOR	5.500%	7/13/21	N/R	3,537,269
1,144	Intelsat Jackson Holdings, S.A., DIP Term Loan, (6)	6.500%	6-Month LIBOR	5.500%	7/13/21	N/R	1,170,251
12,942	Intelsat Jackson Holdings, S.A., Term Loan B, (6)	8.000%	PRIME	4.750%	11/27/23	N/R	13,158,992
2,169	LCPR Loan Financing LLC, Term Loan B	5.146%	1-Month LIBOR	5.000%	10/15/26	BB-	2,181,368
6,774	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	3-Month LIBOR	4.000%	5/04/22	BB+	6,624,730
229	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	230,795
1,106	Meredith Corporation, Term Loan B2	2.647%	1-Month LIBOR	2.500%	1/31/25	BB-	1,097,088
2,743	Nexstar Broadcasting, Inc., Term Loan B3	2.395%	1-Month LIBOR	2.250%	1/17/24	BB	2,723,507
1,000	Radiate Holdco LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	9/25/26	B1	1,002,965
2,444	Sinclair Television Group, Term Loan B2	2.400%	1-Month LIBOR	2.250%	1/03/24	BB	2,422,854
1,015	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	1,013,980
1,902	Ziggo B.V., Term Loan	2.659%	1-Month LIBOR	2.500%	4/30/28	BB	1,893,751
75,525	Total Media						74,539,392
	Multiline Retail – 0.5%
987	Belk, Inc., Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	7/31/25	Caa1	354,222
3,286	EG America LLC, Term Loan, First Lien	4.254%	3-Month LIBOR	4.000%	2/05/25	B-	3,256,805
4,273	Total Multiline Retail						3,611,027

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels – 2.1%
$442	BCP Renaissance Parent, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	$428,892
2,082	Buckeye Partners, Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	11/01/26	BBB-	2,082,418
1,269	California Resources Corporation, Exit Term Loan, Second Lien	10.000%	1-Month LIBOR	9.000%	10/27/25	B3	1,279,910
449	Citgo Petroleum Corp, Incremental Term Loan B	7.250%	3-Month LIBOR	6.250%	3/28/24	BB	447,541
472	Delek US Holdings, Inc., Incremental Term Loan B	6.500%	1-Month LIBOR	5.500%	3/30/25	BB+	469,331
1,539	Delek US Holdings, Inc., Initial Loan	2.398%	1-Month LIBOR	2.250%	3/30/25	BB+	1,484,377
258	Fieldwood Energy LLC, DIP Term Loan, (6)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	257,163
2,320	Fieldwood Energy LLC, DIP Term Loan, (6), (7)	3.000%	N/A	3.000	8/05/21	N/R	2,314,463
15,542	Fieldwood Energy LLC, Exit Term Loan, (DD1), (6)	0.000%	N/A	N/A	4/11/22	N/R	3,642,730
5,342	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (6)	0.000%	N/A	N/A	4/11/23	N/R	7,746
2,073	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	1,581,748
644	Peabody Energy Corporation, Term Loan B	2.897%	1-Month LIBOR	2.750%	3/31/25	Caa1	306,743
32,432	Total Oil, Gas & Consumable Fuels						14,303,062
	Paper & Forest Products – 0.3%
2,294	Asplundh, Term Loan B	2.647%	1-Month LIBOR	2.500%	9/04/27	BBB-	2,305,010
	Personal Products – 0.5%
1,245	Coty, Inc., Term Loan A	1.902%	1-Month LIBOR	1.750%	4/05/23	B	1,183,136
164	Coty, Inc., Term Loan B	2.402%	1-Month LIBOR	2.250%	4/05/25	B	154,874
4,071	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1), (5)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	2,143,885
17	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1), (5)	4.250%	2-Month LIBOR	3.500%	9/07/23	CC	8,941
5,497	Total Personal Products						3,490,836
	Pharmaceuticals – 3.4%
2,662	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.647%	1-Month LIBOR	3.500%	9/28/24	B-	2,643,307
1,000	Alphabet Holding Company, Inc., Initial Term Loan, Second Lien	7.897%	1-Month LIBOR	7.750%	8/15/25	CCC	998,500
6,374	Concordia Healthcare Corp, Exit Term Loan	6.500%	1-Month LIBOR	5.500%	9/06/24	B-	6,278,959
692	Elanco Animal Health, Term Loan B	1.905%	3-Month LIBOR	1.750%	8/01/27	Baa3	686,502
990	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	977,372
5,178	Mallinckrodt International Finance S.A., Term Loan B, First Lien, (DD1), (6)	5.500%	6-Month LIBOR	4.750%	9/24/24	D	4,887,815

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$1,194	Mallinckrodt International Finance S.A., Term Loan, First Lien, (6)	5.750%	3-Month LIBOR	5.000%	2/24/25	D	$1,126,775
1,500	Milano, Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	B+	1,503,435
4,807	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.148%	1-Month LIBOR	3.000%	6/02/25	BB	4,795,519
24,397	Total Pharmaceuticals						23,898,184
	Professional Services – 1.2%
3,746	Ceridian HCM Holding, Inc., Term Loan B	2.600%	1-Week LIBOR	2.500%	4/30/25	B+	3,705,556
742	Creative Artists Agency, LLC, Term Loan B	3.897%	1-Month LIBOR	3.750%	11/26/26	B	735,695
1,191	Dun & Bradstreet Corp., Initial Term Loan	3.898%	1-Month LIBOR	3.750%	2/08/26	BB+	1,193,811
2,102	Nielsen Finance LLC, Term Loan B4	2.146%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,098,338
459	On Assignment, Inc., Term Loan B3	1.897%	1-Month LIBOR	1.750%	4/02/25	BBB-	458,787
8,240	Total Professional Services						8,192,187
	Real Estate Management & Development – 1.2%
2,447	Forest City Enterprises, L.P., New Term Loan B	3.647%	1-Month LIBOR	3.500%	12/07/25	B2	2,348,071
3,147	GGP, Initial Term Loan A2	3.147%	1-Month LIBOR	3.000%	8/24/23	BB+	3,006,329
3,000	TNT Crane and Rigging, Inc., Exit Term Loan	7.500%	3-Month LIBOR	6.500%	10/16/24	B+	3,093,750
8,594	Total Real Estate Management & Development						8,448,150
	Road & Rail – 1.8%
904	Avolon LLC, Term Loan B	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	899,164
2,562	Fly Funding II S.α r.l., Replacement Term Loan	2.000%	3-Month LIBOR	1.750%	8/09/25	BB+	2,459,799
1,238	Genesee & Wyoming Inc., Term Loan, First Lien	2.254%	3-Month LIBOR	2.000%	12/30/26	BB+	1,237,364
1,000	Hertz Corporation, Term Loan, (WI/DD), (6)	TBD	TBD	TBD	TBD	N/R	985,000
6,664	Hertz Corporation, Term Loan B1, (DD1), (6)	3.500%	1-Month LIBOR	2.750%	6/30/23	N/R	6,569,499
618	Savage Enterprises LLC, Term Loan B	3.150%	1-Month LIBOR	3.000%	8/01/25	BB	617,056
12,986	Total Road & Rail						12,767,882
	Semiconductors & Semiconductor Equipment – 1.2%
2,149	Cabot Microelectronics, Term Loan B1	2.188%	1-Month LIBOR	2.000%	11/15/25	N/R	2,139,998
5,284	Lumileds, Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	3,065,341
910	MACOM Technology Solutions Holdings Inc., Initial Term Loan	2.397%	1-Month LIBOR	2.250%	5/19/24	B	891,703
2,240	ON Semiconductor Corporation, New Replacement Term Loan B4	2.147%	1-Month LIBOR	2.000%	9/19/26	BB+	2,246,988
10,583	Total Semiconductors & Semiconductor Equipment						8,344,030

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software – 8.3%
$1,488	Applied Systems, Inc., Initial Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	9/19/24	B2	$1,489,626
2,377	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B	2,370,456
1,384	Blue Yonder, Term Loan B	4.000%	1-Month LIBOR	3.000%	1/30/26	B-	1,385,143
895	BMC Software, Inc., Term Loan B	4.397%	1-Month LIBOR	4.250%	10/02/25	B2	893,275
950	Cornerstone OnDemand, Inc., Term Loan B, First Lien	4.394%	1-Month LIBOR	4.250%	4/22/27	B1	956,002
717	Dynatrace LLC, Term Loan, First Lien	2.397%	1-Month LIBOR	2.250%	8/23/25	BB-	711,603
3,960	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	3,979,180
4,791	Epicor Software Corporation, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	7/31/27	B2	4,827,858
442	Greenway Health, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	408,478
2,500	Infoblox, Term Loan, First Lien	4.500%	6-Month LIBOR	3.750%	12/01/27	B2	2,503,650
5,363	Informatica LLC, Term Loan, First Lien	3.397%	1-Month LIBOR	3.250%	2/14/27	B1	5,329,462
1,750	Informatica LLC, Term Loan, Second Lien	7.125%	N/A	N/A	2/25/25	CCC+	1,786,313
1,716	McAfee LLC, Term Loan B	3.898%	1-Month LIBOR	3.750%	9/29/24	BB	1,718,684
1,221	Micro Focus International PLC, New Term Loan	2.897%	1-Month LIBOR	2.750%	6/21/24	BB-	1,208,920
8,246	Micro Focus International PLC, Term Loan B	2.897%	1-Month LIBOR	2.750%	6/21/24	BB	8,163,661
632	Micro Focus International PLC, Term Loan B4	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	639,242
3,782	Misys, New Term Loan, First Lien	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	3,714,464
1,874	Perforce Software Inc., Term Loan, First Lien	3.897%	1-Month LIBOR	3.750%	7/01/26	B-	1,841,946
1,279	Press Ganey Holdings, Inc., Term Loan, First Lien	3.714%	3-Month LIBOR	3.500%	7/25/26	B	1,266,470
1,329	Quintiles Transnational Corporation, Dollar Term Loan B3	2.004%	3-Month LIBOR	1.750%	6/11/25	BBB-	1,322,484
212	Skillsoft, Exit Term Loan	8.500%	1-Month LIBOR	7.500%	4/28/21	N/R	217,522
242	Skillsoft, First-Out Rolled Up Exit Term Loan	7.751%	3-Month LIBOR	7.500%	12/27/24	B+	248,439
1,471	Skillsoft, Takeback Second-Out Term Loan	8.500%	1-Month LIBOR	7.500%	4/27/25	B-	1,472,727
1,900	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.897%	1-Month LIBOR	1.750%	4/16/25	BB+	1,880,135
1,470	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.897%	1-Month LIBOR	1.750%	4/16/25	BB+	1,454,805
1,179	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	1.897%	1-Month LIBOR	1.750%	4/16/25	BB+	1,167,888
1,000	Thomson Reuters IP & S, Incremental Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B	1,001,560
2,083	Thomson Reuters IP & S, Term Loan B	3.147%	1-Month LIBOR	3.000%	10/31/26	B	2,076,705

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$48	TIBCO Software, Inc., Term Loan, First Lien	3.900%	1-Month LIBOR	3.750%	7/03/26	B+	$46,896
1,015	Ultimate Software, Incremental Term Loan	4.750%	3-Month LIBOR	4.000%	5/03/26	B1	1,021,836
291	Ultimate Software, Incremental Term Loan, Second Lien	7.500%	3-Month LIBOR	6.750%	5/03/27	Caa1	300,102
494	Xperi Holding Corp, Term Loan B	4.147%	1-Month LIBOR	4.000%	6/01/25	BB-	495,397
58,101	Total Software						57,900,929
	Specialty Retail – 1.5%
1,000	Academy, LTD., Term Loan, First Lien	5.750%	1-Month LIBOR	5.000%	11/06/27	B	999,750
998	American Tire Distributors, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	956,571
3,101	Camping World, Term Loan	3.500%	1-Month LIBOR	2.750%	11/08/23	B+	3,077,001
1,340	Mattress Firm, Inc., Term Loan B	6.250%	3-Month LIBOR	5.250%	11/25/27	B+	1,353,400
853	Midas Intermediate Holdco II, LLC Incremental Term Loan B, (WI/DD), (6)	TBD	TBD	TBD	TBD	N/R	867,368
1,369	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	1,314,848
1,082	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B1	1,084,885
663	Staples, Inc., Term Loan	5.214%	3-Month LIBOR	5.000%	4/12/26	B	644,319
10,406	Total Specialty Retail						10,298,142
	Technology Hardware, Storage & Peripherals – 0.7%
1,000	Ahead, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B1	986,250
1,487	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	Baa3	1,489,940
1,380	NCR Corporation, Term Loan B	2.650%	1-Month LIBOR	2.500%	8/28/26	BB+	1,362,847
1,040	Tech Data Corporation, Asset Based Term Loan	3.645%	1-Month LIBOR	3.500%	7/01/25	BBB-	1,048,123
4,907	Total Technology Hardware, Storage & Peripherals						4,887,160
	Textiles, Apparel & Luxury Goods – 0.2%
1,500	Canada Goose, Inc., Refinancing Term Loan	5.000%	3-Month LIBOR	4.250%	10/07/27	BB	1,502,813
	Trading Companies & Distributors – 0.6%
2,768	Hayward Industries, Inc., Initial Term Loan, First Lien	3.647%	1-Month LIBOR	3.500%	8/04/24	B	2,743,423
1,635	Univar, Inc., Term Loan B	2.397%	1-Month LIBOR	2.250%	7/01/24	BB+	1,631,705
4,403	Total Trading Companies & Distributors						4,375,128
	Transportation Infrastructure – 0.3%
1,767	Atlantic Aviation FBO Inc., Term Loan	3.900%	1-Month LIBOR	3.750%	12/06/25	BB-	1,766,970

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Wireless Telecommunication Services – 0.1%
$992	Altice Financing S.A., Term Loan	2.897%	1-Month LIBOR	2.750%	1/31/26	B	$973,597
$617,886	Total Variable Rate Senior Loan Interests (cost $597,143,482)						580,079,893

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 13.0%
	Aerospace & Defense – 0.7%
$3,150	Bombardier Inc, 144A	5.750%	3/15/22	B	$3,213,850
1,155	Bombardier Inc, 144A	6.000%	10/15/22	B	1,133,806
563	Bombardier Inc, 144A	7.875%	4/15/27	B	517,645
4,868	Total Aerospace & Defense				4,865,301
	Auto Components – 0.4%
500	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	513,750
2,210	Adient US LLC, 144A	9.000%	4/15/25	Ba3	2,464,150
2,710	Total Auto Components				2,977,900
	Communications Equipment – 0.3%
2,000	ViaSat Inc, 144A	6.500%	7/15/28	BB-	2,164,420
	Diversified Consumer Services – 0.1%
650	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa1	665,925
	Diversified Telecommunication Services – 1.2%
1,500	Avaya Inc, 144A	6.125%	9/15/28	BB-	1,602,390
3,900	CenturyLink Inc	5.800%	3/15/22	BB	4,065,750
2,500	CenturyLink Inc	6.750%	12/01/23	BB	2,784,375
7,900	Total Diversified Telecommunication Services				8,452,515
	Electric Utilities – 1.2%
5,340	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (6)	6.850%	6/01/34	N/R	6,675
1,649	Pacific Gas and Electric Co	3.150%	1/01/26	BBB-	1,756,752
1,219	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	1,387,164
1,848	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	2,058,743
1,907	Pacific Gas and Electric Co	4.450%	4/15/42	BBB-	2,060,608
1,000	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB+	1,060,000
12,963	Total Electric Utilities				8,329,942
	Energy Equipment & Services – 1.0%
6,500	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	6,699,290
	Equity Real Estate Investment Trust – 0.9%
5,565	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	5,977,979

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Gas Utilities – 0.5%
$3,000	Ferrellgas LP / Ferrellgas Finance Corp, 144A	10.000%	4/15/25	B3	$3,316,560
	Health Care Providers & Services – 1.4%
2,000	Acadia Healthcare Co Inc	5.625%	2/15/23	B-	2,005,000
1,500	AHP Health Partners Inc, 144A	9.750%	7/15/26	CCC+	1,655,625
1,000	CHS/Community Health Systems Inc, 144A	9.875%	6/30/23	CCC-	1,051,250
1,901	HCA Inc	5.375%	2/01/25	Ba2	2,137,731
500	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	551,250
1,000	Tenet Healthcare Corp	4.625%	7/15/24	BB-	1,025,020
1,000	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,043,655
8,901	Total Health Care Providers & Services				9,469,531
	Hotels, Restaurants & Leisure – 0.8%
1,000	Boyd Gaming Corp	6.375%	4/01/26	B-	1,038,810
630	Carnival Corp, 144A	11.500%	4/01/23	Ba2	728,482
2,400	MGM Resorts International	7.750%	3/15/22	BB	2,556,000
1,500	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.500%	3/01/25	BB-	1,568,130
5,530	Total Hotels, Restaurants & Leisure				5,891,422
	Media – 1.5%
1,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.000%	2/01/28	BB+	1,057,500
3,000	CSC Holdings LLC, 144A	5.500%	5/15/26	BB	3,120,000
3,000	CSC Holdings LLC, 144A	5.500%	4/15/27	BB	3,180,000
1,000	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	1,017,500
2	iHeartCommunications Inc	6.375%	5/01/26	B+	2,776
2	iHeartCommunications Inc	8.375%	5/01/27	CCC+	2,001
715	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	32,175
513	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB-	514,349
1,250	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,390,625
10,482	Total Media				10,316,926
	Oil, Gas & Consumable Fuels – 0.5%
395	Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	10.000%	4/01/22	B	402,900
528	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B-	522,720
972	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	9.250%	7/15/24	BB-	1,078,920
1,500	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,380,000
3,395	Total Oil, Gas & Consumable Fuels				3,384,540

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Pharmaceuticals – 2.2%
$5,240	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	$5,292,400
2,000	Bausch Health Cos Inc, 144A	7.000%	3/15/24	BB	2,057,500
5,000	Bausch Health Cos Inc, 144A	9.000%	12/15/25	B	5,530,400
963	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	CCC+	1,074,949
1,215	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	1,032,750
481	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	521,885
14,899	Total Pharmaceuticals				15,509,884
	Road & Rail – 0.3%
2,050	Hertz Corp, 144A, (6)	7.625%	6/01/22	N/R	2,019,250
$91,413	Total Corporate Bonds (cost $85,194,681)				90,041,385

Shares	Description (1)	Value
	COMMON STOCKS – 3.0%
	Banks – 0.1%
28,137	iQor US Inc, (8), (9)	$312,321
	Communications Equipment – 0.1%
24,672	Windstream Services LLC, (8), (9)	300,184
	Construction & Engineering – 0.0%
5,622	TNT Crane & Rigging Inc, (5), (9)	6
3,171	TNT Crane & Rigging Inc, (8), (9)	53,907
	Total Construction & Engineering	53,913
	Diversified Consumer Services – 0.0%
17,726	Cengage Learning Holdings II Inc, (8), (9)	132,945
	Diversified Telecommunication Services – 0.0%
18,781	Windstream Services LLC, (8), (9)	225,372
	Electric Utilities – 0.4%
115,290	Energy Harbor Corp, (8), (9), (10)	2,962,953
	Energy Equipment & Services – 0.0%
76,990	Transocean Ltd, (9)	177,847
5,884	Vantage Drilling International, (8), (9)	11,768
	Total Energy Equipment & Services	189,615
	Health Care Providers & Services – 0.0%
61,430	Millennium Health LLC, (5), (9)	68,249
57,666	Millennium Health LLC, (5), (9)	58,300
	Total Health Care Providers & Services	126,549

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 0.1%
76,044	24 Hour Fitness Worldwide Inc, (5)	$76
159,883	24 Hour Fitness Worldwide Inc, (9)	346,466
	Total Hotels, Restaurants & Leisure	346,542
	Internet & Direct Marketing Retail – 0.0%
7,503	Catalina Marketing Corp, (8), (9)	5,627
	Marine – 0.0%
1,018	ACBL HLDG CORP, (8), (9)	24,941
	Media – 0.8%
1,305,573	Clear Channel Outdoor Holdings Inc, (9)	2,154,196
59,842	Cumulus Media Inc, (9)	521,822
239,334	iHeartMedia Inc, (9)	3,106,555
	Total Media	5,782,573
	Oil, Gas & Consumable Fuels – 1.2%
231,071	California Resources Corp, (9)	5,450,965
131,011	California Resources Corp, (5), (9)	2,593,887
3,891	Whiting Petroleum Corp, (9)	97,275
	Total Oil, Gas & Consumable Fuels	8,142,127
	Pharmaceuticals – 0.0%
12,622	Advanz Pharma Corp Ltd, (9)	55,663
	Software – 0.3%
13,782	SkillSoft Corp, (8), (9)	2,205,120
835	SkillSoft Corp, (8), (9)	158,650
1,228	SkillSoft Corp, (5), (9)	1
2,457	SkillSoft Corp, (5), (9)	3
	Total Software	2,363,774
	Total Common Stocks (cost $38,053,898)	21,025,099

Shares	Description (1)	Value
	WARRANTS – 0.1%
	Communications Equipment – 0.0%
16,108	Avaya Holdings Corp, (8)	$50,338
	Marine – 0.0%
1,071	ACBL HLDG CORP, (8)	26,239
3,984	ACBL HLDG CORP, (8)	117,528
3,029	ACBL HLDG CORP, (8)	102,986
8,084	Total Marine	246,753

Shares	Description (1)	Value
	Industrial Conglomerates – 0.1%
7,968	ACBL HLDG CORP, (8)	$235,056
6,058	ACBL HLDG CORP, (8)	205,972
14,026	Total Industrial Conglomerates	441,028
	Oil, Gas & Consumable Fuels – 0.0%
500	California Resources Corp	2,000
	Entertainment – 0.0%
78,948	Peabody Energy WTS, (8)	17,369
	Total Warrants (cost $1,606,921)	757,488

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.1%
	Marine – 0.1%
3,789	ACBL HLDG CORP, (8), (9)	0.000%	N/R	$111,775
4,313	ACBL HLDG CORP, (8), (9)	0.000%	N/R	146,642
	Total Marine			258,417
	Total Convertible Preferred Securities (cost $230,061)			258,417

Shares	Description (1)	Value
COMMON STOCK RIGHTS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
18,956	Fieldwood Energy Inc, (8), (9)	$ —
3,829	Fieldwood Energy Inc, (8), (9)	—
	Total Common Stock Rights (cost $541,053)	—
	Total Long-Term Investments (cost $722,770,096)	692,162,282

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.0%
	INVESTMENT COMPANIES – 1.0%
7,183,817	BlackRock Liquidity Funds T-Fund Portfolio, (11)	0.015% (12)	$7,183,817
	Total Short-Term Investments (cost $7,183,817)		7,183,817
	Total Investments (cost $729,953,913) – 100.6%		699,346,099
	Other Assets Less Liabilities – (0.6)%		(4,035,995)
	Net Assets – 100%		$695,310,104

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$577,922,641	$2,157,252	$580,079,893
Corporate Bonds	—	90,041,385	—	90,041,385
Common Stocks	11,910,789	6,393,788	2,720,522	21,025,099
Warrants	2,000	755,488	—	757,488
Convertible Preferred Securities	—	258,417	—	258,417
Common Stock Rights	—	—*	—	—
Short-Term Investments:
Investment Companies	7,183,817	—	—	7,183,817
Total	$19,096,606	$675,371,719	$4,877,774	$699,346,099

*	Value equals zero as of the end of the reporting period.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.